UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: December 31
Date of reporting period: June 29, 2007

Item 1. Report to Stockholders

Semiannual Report
June 29, 2007

24042SAR R8-07

Thrivent.com

Table of Contents

President’s Letter	1
Economic and Market Overview	2
Portfolio Perspective
Thrivent Real Estate Securities Fund	4
Thrivent Diversified Income Plus Fund	6
Shareholder Expense Example	8
Schedules of Investments
Thrivent Real Estate Securities Fund	9
Thrivent Diversified Income Plus Fund	12
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Notes to Financial Statements	26
Financial Highlights	36
Additional Information	38

Dear Shareholder:

We are pleased to provide you with the semiannual report for the six months ended June 29, 2007 for the Thrivent Real Estate Securities Fund and the Thrivent Diversified Income Plus Fund. In this report, you will find detailed information about each of these Funds, including performance highlights, overall market conditions and management strategies during the six-month period. In addition, Thrivent Financial’s Chief Investment Officer, Russ Swansen, reviews the larger economic environment in his Economic and Market Review.

The six-month period proved a rewarding one for investors generally. Bolstered by relatively low interest rates, stronger than expected corporate profits and surging economic growth overseas, stocks — both domestic and international — posted excellent results. Bonds garnered more modest returns consistent with their lower risk profiles but still performed well.

But within the larger story of strong market performance is a subplot involving changing leadership among asset classes. For example, for the first time in many years, large-company stocks appear to be wrestling leadership from smaller-company stocks. Also, real estate equities, after spectacular performance for several years, appear to be cooling. How can a busy person keep up with all these financial market “moving parts” so that his or her portfolio is well positioned? The Thrivent Investment Strategy Committee can help you achieve this goal with its ongoing asset allocation strategies that are embedded in the Thrivent Asset Allocation Funds and Thrivent’s tactical model portfolios called Tilts. We aim for simple, honest, transparent investment guidance to help you better navigate ever-changing markets and reach your most important financial goals.

Good advice, a well thought out long-term plan and a disciplined approach can make all the difference. Be sure to contact your Thrivent Financial representative if you have any questions or concerns with your portfolio.

Supporting Your Most Important Financial Goal: Retirement

Whether saving for retirement or structuring accumulated assets for income generation in retirement, proper advice and guidance for this important goal is critical. At Thrivent Financial for Lutherans, we seek to provide you, the shareholder, with the financial confi-dence and security you need to live the life you want in retirement. Our asset management capabilities position us well to structure and monitor an investment course that can help you reach your retirement goals. Whether you seek an aggressive approach for long-term growth or a conservative plan for near-term income, Thrivent Financial has the resources to help. Relevant, honest financial advice with the products and services that can help you achieve the retirement you’ve worked so hard for-that’s our goal.

A Strategy that Fits Your Retirement Needs

We have the investment solutions and a money management philosophy uniquely tailored to support our members. Critical among these solutions is our strong belief in asset allocation and overall portfolio balance. Studies have shown that strategic asset allocation (the mix of investments in an overall portfolio) can be the major determinant of how well your portfolio will fare over the long term. Furthermore, success in investing or making retirement assets last longer is often dependent on achieving growth by investing in stocks. A sound asset allocation strategy can reduce the risk of investing in more volatile stocks by diversifying among different types of stocks (large and small, international and domestic, value style and growth style, etc.) as well as bonds and real estate securities.

Consider the following:

• Thrivent Financial associates are equipped with leading-edge tools and advice to build and support ongoing asset allocation strategies.

• Each fund is strictly managed to its individual investment objective to best support asset allocation.

• Finally, our Thrivent Asset Allocation Funds are customized to risk tolerance levels to provide a simple and smart method of investing.

Thrivent Diversified Income Plus Fund

Thrivent is proud to offer a dividend-oriented Fund to our valued investors. The Thrivent Diversified Income Plus Fund seeks a high current yield for income and secondarily, potential growth in the form of capital appreciation through an optimized asset allocation mix of high-yield bonds, real estate equities, dividend producing stocks and high-quality fixed-income investments.

With life spans growing ever longer and the specter of inflation taking a bite out of fixed-income portfolios, the Thrivent Diversified Income Plus Fund can provide valuable equity exposure and the potential growth your portfolio needs in retirement without the level of volatility that comes with many stock funds. Generating total return primarily from reinvesting dividends can provide a smoother growth track for your investment than sole reliance on more volatile security price gains. Contact your Thrivent Financial representative for more information.

Our Commitment to You

We remain committed to providing our shareholders with the guidance and solutions they need to prepare for retirement and to achieve their goals. Thank you for continuing to turn to us for your financial solutions. We very much value you and your business.

Sincerely,

Pamela J. Moret
President and Trustee
Thrivent Mutual Funds

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus contact a registered representative or visit www.thrivent.com.

Stocks and bonds generally posted positive returns during the six-month period ended June 29, 2007, as investors mulled conflicting signals on the direction of the markets and the economy. These signs not only included shifts in the economy’s growth rate, a spike in interest rates and a continued slump in housing, but also a strong labor market, brisk consumer spending and impressive corporate profits.

U.S. Economy

The nation’s gross domestic product (GDP) fell from a 2.5% annual growth rate in the fourth quarter of 2006 to a 0.6% annual rate in the first quarter of 2007, the weakest rate of expansion in four years. Preliminary indications for the second quarter suggest a rebound in activity from the depressed first quarter level but expectations are for GDP growth to remain below trend, weighed down by more modest increases in consumer spending. Stable employment and reasonable income gains are being offset by stubbornly high energy prices and ongoing softness in housing.

The housing market showed few signs of recovery. Annualized sales of existing homes declined 2.6% in April, and in May they fell more than 10% from the previous–year level, the lowest since 2003. Annualized sales of new homes increased 16.2% in April, with the largest increase in the South, but they declined 1.6% in May. The May new home sales total was down nearly 16% from the total a year earlier.

Higher levels of business spending have offset much of the negative impact of the housing slowdown and a lower dollar is improving export sales as other economies pick up some growth momentum. Inventories are also a bit low and restocking should lead to better domestic growth.

Inflation and monetary policy

Excluding the volatile prices of food and energy, the core Consumer Price Index (CPI) advanced at a 2.1% annual rate during the first five months of 2007, following a 2.6% rise in all of 2006. “Headline” inflation accelerated during the period. The CPI rose at a 5.5% annual rate for the first five months of 2007, compared with a 2.5% rate for all of 2006, primarily as the result of a rebound in energy prices. The Federal Reserve has opted to maintain its policy stance, with indication of lowering the Fed Funds rate from its present level of 5.25% . After the Fed’s June meeting, policymakers said “a sustained moderation in inflation pressures has yet to be convincingly demonstrated.” Under current circumstances, they noted, the Fed’s main concern remains the risk that inflation will fail to moderate as expected.

Equity performance

Stocks gained steadily through late February, spurred by strong corporate profits, a flurry of merger and acquisition activity, and diminishing worries about higher commodities costs, inflation and interest rates. But on February 27, a 9% slide in Chinese stocks prompted most U.S. stock indexes to fall between 3% and 4% — the worst single-day decline in nearly four years. The Chinese market plunge was a reaction to Chinese authorities’ moves to limit speculative investment activity in Chinese stocks.

Unexpectedly strong earnings reports for the first quarter helped stocks regain their upward momentum in April and May, with many indexes at or approaching record highs. An abrupt rise in bond yields in June caused the rally to stall, though the market consolidated at a high level through the end of June.

Large-company stocks narrowly outperformed small-company issues during the period. The S&P 500 Index of large-company stocks posted a 6.96% total return, while the Russell 2000® Index of small-company stocks recorded a 6.45% return. Growth stocks outperformed value stocks. During the period, the Russell 1000® Growth Index returned 8.13%, while the Russell 1000® Value Index posted a return of 6.23% .

Sectors that performed best within the S&P 500 during the period included energy, materials, information technology, telecommunications services, and industrials, while consumer discretionary, consumer staples, and health care advanced at a more moderate rate. Financials, hurt by the rise in interest rates and the continuing troubles in the sub-prime mortgage sector, was the only S&P 500 sector to register a negative return.

Real estate investment trusts (REITs) had a particularly diffi-cult period due to rising rates and extended valuations, with the FTSE NAREIT Equity REIT Index posting a –5.89% return for the six months. Foreign stocks generally continued to outperform most domestic issues. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index posted an 11.09% total return in dollar terms.

Fixed income performance

Treasury yields were relatively stable during the period until early June, when they spiked as bond investors began to worry about a reacceleration in economic growth and, consequently, started to suspect that the Federal Reserve would not begin cutting rates as early as they expected. The rise in yields — which occurred in all but the shortest maturity lengths — eliminated the yield curve inversion (an abnormal situation in which shorter-term bonds actually pay higher yields than longer-term bonds) that had persisted for much of the last year. The six-month Treasury yield fell from 5.09% to 4.93% during the period, the 10-year yield increased from 4.70% to 5.03%, and the 30-year Treasury yield rose from 4.81% to 5.12% .

Increasing yields, with a corresponding drop in prices, generally limited bonds’ total returns for the six months ended June 29, 2007. The Lehman Brothers Aggregate Bond Index of the broad U.S. bond market posted a 0.97% total return and the Lehman Brothers Municipal Bond Index registered a total return of 0.14% . The Lehman Brothers Government/Corporate 1–3 Year Bond Index registered a 2.42% total return.

Below-investment-grade corporate bonds were stronger U.S. market performers during the period. The Lehman Brothers U.S. Corporate High Yield Bond Index registered a 2.87% total return.

Outlook

We expect economic growth to remain below average over the next few months, with inflation moderating. Gross domestic product growth should continue at around a 2% annual rate. Energy and commodities prices should moderate, and the housing market should begin to stabilize. These factors suggest consumer spending, while not robust, will be sufficient to maintain growth. We expect business spending on new plant and equipment to continue, after a number of years of below average investing in productive resources.

With policymakers concerned about the potential for higher inflation, we do not expect the Federal Reserve to ease interest rates any time soon. With uncertainty in the housing market, there is a possibility that the economy could slow more than we expect or even enter a recession.

As always, your best strategy is to work with your Thrivent Financial registered representative to create an investment plan based on your goals, diversify your portfolio and remain focused on the long term.

How did the Fund perform for the six-month period ended June 29, 2007?

Thrivent Real Estate Securities Fund returned –6.08%, net of expenses, during the six-month period ended June 29, 2007. The Portfolio’s peer group, as represented by the Lipper Real Estate category, reported a median return of –6.06% . The Portfolio’s market benchmark, the FTSE NAREIT Equity REIT Index, which is without expenses, returned –5.89% .

What factors affected the Fund’s performance?

Subsequent to making an all-time high on February 7, 2007 (the day the $39 billion Equity Office Properties merger transaction was approved by shareholders), the FTSE NAREIT Equity REIT Index registered a decline of 16.60% through June 30, 2007. Many reasons have been offered to explain the negative performance of the sector during this period, including 1) real estate investment trust (REIT) stocks became overvalued, 2) dividend yields were too low, 3) rising interest rates made bonds and money market funds more competitive, 4) the overall equity market had been performing well, and 5) real estate mutual fund redemptions escalated. All of these factors contributed to the weak performance during the first half of 2007.

The best performing sectors in the Fund were multifamily apartments, regional malls, lodging/resort properties, and international real estate companies. Property sectors that detracted from performance were health care properties, retail shopping centers, and self storage facilities. We benefited by having virtually no exposure in home building stocks, which have been devastated by overbuilding, rising interest rates, and a dramatic increase in foreclosures. Our two largest positive contributors to performance were Archstone-Smith Trust, one of the largest multifamily apartment REITs in the U.S., which agreed to be acquired by a private real estate company, and Starwood Hotels & Resorts, one of the premier lodging/resort companies.

The Fund’s performance was positively influenced by its recently established exposure in international real estate companies, which helped mitigate the generally weak performance of large-capitalization U.S. REITs during the first half of 2007.

What is your outlook?

Despite the weak performance of REIT stocks during the first half of 2007, the underlying fundamental factors have not changed materially. Demand for office and industrial property remains strong, particularly in gateway cities and coastal locations which benefit from global trade and high barriers to development of new properties. Regional malls are enjoying high occupancy rates and steadily increasing rents, particularly in dominant centers located in major metropolitan markets. Rental demand for retail shopping centers is also buoyant, especially in affluent and densely populated

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.

communities and neighborhoods. Multifamily apartment owners may face more competition from the single family market as a result of the oversupply of new and existing homes for sale, although affordability-constrained markets such as California, New York, and Washington D.C. enjoy exceptionally strong apartment demand. Investment demand continues to be strong for real estate across all property types, with most of the recent merger and acquisition activity occurring in the office, apartment, and lodging/resort sectors.

The REIT market may continue to experience price pressure if interest rates remain above 5% as measured by the ten-year U.S. Treasury Note. We will closely monitor interest rate  levels and trends to determine whether any detrimental impact is occurring in the private real estate market, which directly affects REIT stock valuations. As a result of the increased level of risk in the REIT sector, we have positioned the Fund more defensively by broadening exposure within the U.S. real estate market, while continuing to selectively increase our international real estate exposure. We believe that U.S. REIT stocks will continue to be a rewarding long-term investment, and encourage shareholders to maintain their asset allocation commitment to the real estate sector despite the recent more challenging environment.

1 Class A performance has been restated to reflect the maximum sales charge of 5.5% . Institutional Class shares have no sales load and are for institutional shareholders only.

2 Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. The Fund primarily invests in real estate-related industries; as a consequence, the Fund may be subject to greater price volatility than a fund investing in a broad range of industries. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Please read your prospectus carefully.

3 Performance of other classes will be greater or less than the line shown based on the differences in fees paid by shareholders in the different classes.

* As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and FTSE NAREIT Equity REIT Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

** The FTSE NAREIT Equity REIT Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts. It is not possible to invest directly in this Index. The performance of this Index does not reflect deductions for fees, expanses or taxes.

*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

How did the Fund perform during the six-month period ended June 29, 2007?

Thrivent Diversified Income Plus Fund returned 1.02% for the period. This compares with the Fund’s primary benchmarks, the S&P 500 Dividend Aristocrats Index, which returned 5.76%; the Lehman Brothers Aggregate Bond Index, which returned 0.98%; and the Lehman Brothers High Yield Bond Index, which returned 2.87% for the same six-month time frame.

What factors affected the Fund’s performance?

Late in the six-month period, the market began to see economic growth and consumer prices heating up. Worries about inflation, along with the realization that the Federal Reserve wouldn’t begin easing rates as soon as investors had expected, drove interest rates sharply higher in June.

In the equity portion, our large relative allocation to real estate investment trusts (REITs) was a substantial detractor from the Fund’s performance. REIT share prices fell sharply during the period because of rising interest rates and a correction in the very high valuations reached due to the Equity Office Property acquisition in the first quarter. Thus REITs dramatically underperformed the rest of the equity market, after several years of above average returns.

Also hurting the Fund’s performance was our relatively high allocation to financial stocks, which underperformed relative to the market due to rising interest rates and ongoing troubles in the sub-prime loan sector. The Fund focuses on these traditionally high-dividend stocks in pursuing its objective of maximizing income.

Rising rates also detracted from the returns of our bond holdings as well. Bond prices move in the opposite direction of interest rates, and the losses detracted from our holdings’ total return. High yield bonds, the main bond component in the Fund, fared best among bond sectors during the six-month period, though they lost much of their gains in June.

Quoted Fund performance is for Class A shares and does not reflect a sales charge.
The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.
Major Market Sectors represent long-term non-government holdings.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned.

What is your outlook?

Although economic growth appeared to resurge in the second quarter, it’s unclear whether stronger growth will continue for the remainder of the year. We will be watching to see how the sub-prime mortgage situation, the housing market slump, interest and inflation rates, and other factors impact the economy. We think the Federal Reserve will abstain from changing interest rates for the rest of 2007, with the earliest possibility of a move in January 2008.

The worst may be over for REITs, but their performance over the short term may not be overly positive. For that reason, we will continue to underweight our position in this sector. High yield bonds began to falter late in the period, as their yield margins over safer Treasury securities became extremely tight. We’ll continue to be cautious in this sector by upgrading quality and assuming a generally defensive posture.

1 Class A performance reflects the maximum sales charge of 4.5% . Class B performance reflects the maximum deferred sales charge of 5%, declining 1% each year during the first five years and then converting to Class A shares after the fifth year. Institutional Class shares have no sales load and are for institutional shareholders only.

2 Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Please read your prospectus carefully.

3 Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.

* As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the S&P 500 Dividend Aristocrats Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers U.S. Corporate High Yield Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in these Indexes, any charges you would pay would reduce your total return as well.

** The S&P 500 Dividend Aristocrats Index is an index which measures the performance of large-capitalization companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. The index portfolio has both capital growth and dividend income characteristics, is equal-weighted and is broadly diversified across sectors. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The composition of the S&P 500 Dividend Aristocrats Index serves as a better reflection of the Fund’s current strategy than does the Lehman Brothers U.S. Corporate High Yield Bond Index.

*** The Lehman Brothers U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

**** The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. The composition of the Lehman Brothers Aggregate Bond Index serves as a better reflection of the Fund’s current strategy than does the Lehman Brothers High Yield Bond Index.

*****The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Shareholder Expense Example

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 29, 2007.

Actual Expenses

In the table below, the first section entitled Actual provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled Expenses Paid During Period to estimate the expenses you paid during the period. A small account fee of $12 is charged to Class A and Class B shareholder accounts if the value falls below the stated account minimum of $1,000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section entitled Hypothetical provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 is charged to Class A and Class B shareholder accounts if the value falls below the stated account minimum of $1,000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period *	Expense
	1/1/2007	6/29/2007	1/1/2007 — 6/29/2007	Ratio

Thrivent Real Estate Securities Fund
Actual
Class A	$1,000	$939	$4.73	0.99%
Institutional Class	$1,000	$941	$3.02	0.63%
Hypothetical **
Class A	$1,000	$1,020	$4.93	0.99%
Institutional Class	$1,000	$1,022	$3.14	0.63%

Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,010	$4.51	0.91%
Class B	$1,000	$1,005	$10.18	2.06%
Institutional Class	$1,000	$1,013	$2.63	0.53%
Hypothetical **
Class A	$1,000	$1,020	$4.53	0.91%
Class B	$1,000	$1,014	$10.23	2.06%
Institutional Class	$1,000	$1,022	$2.64	0.53%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 to reflect the one-half year period.

** Assuming 5% total return before expenses.

	Real Estate Securities Fund
	Schedule of Investments as of June 29, 2007 (unaudited)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Diversified REITS (5.5%)			Mortgage REITS (0.4%)
5,600	Colonial Properties Trust *	$204,120	5,500	iStar Financial, Inc.	$243,815
9,000	Crescent Real Estate		3,500	RAIT Financial Trust	91,070

	Equities Company	201,960		Total Mortgage REITS	334,885

11,800	Liberty Property Trust *	518,374
1,500	PS Business Parks, Inc.	95,055	Office REITS (13.9%)
28,300	Vornado Realty Trust *	3,108,472	9,800	Alexandria Real Estate
2,000	Washington Real Estate			Equities, Inc.	948,836
	Investment Trust	68,000	13,700	BioMed Realty Trust, Inc.	344,144

	Total Diversified REITS	4,195,981	26,600	Boston Properties, Inc. *	2,716,658

			22,881	Brandywine Realty Trust	653,939
Financials (7.3%)			17,600	Corporate Office Properties Trust	721,776
12,000	iShares Dow Jones U.S. Real Estate		11,800	Digital Realty Trust, Inc. *	444,624
	Index Fund *	927,000	18,900	Douglas Emmett, Inc.	467,586
5,000	S&P 500 Large Index Depository		15,000	Duke Realty Corporation	535,050
	Receipts	751,500	13,200	Highwoods Properties, Inc.	495,000
58,563	SPDR DJ Wilshire International		6,000	Kilroy Realty Corporation	425,040
	Real Estate ETF	3,806,009	11,300	Mack-Cali Realty Corporation	491,437
2,700	WisdomTree International Real		10,100	Maguire Properties, Inc.	346,733
	Estate Fund #	134,352	16,487	SL Green Realty Corporation *	2,042,545

	Total Financials	5,618,861		Total Office REITS	10,633,368

Foreign (3.1%)			Real Estate Management & Development (2.4%)
10,000	British Land Company plc	267,580	54,500	Brookfield Properties Corporation	1,324,895
40,000	GPT Group	157,670	7,900	Forest City Enterprises *	485,692

10,000	Land Securities Group plc	348,241		Total Real Estate
15,000	Mitsubishi Estate Company, Ltd.	406,960		Management & Development	1,810,587

14,000	Mitsui Fudosan Company, Ltd.	392,397
1,600	Rodamco Europe NV	212,755	Residential REITS (17.5%)
10,000	Stockland	68,892	12,800	Apartment Investment &
12,000	Sun Hung Kai Properties, Ltd.	144,392		Management Company *	645,376
24,239	Westfield Group	408,997	47,293	Archstone-Smith Trust	2,795,489

	Total Foreign	2,407,884	18,900	Avalonbay Communities, Inc.	2,246,832

			12,100	BRE Properties, Inc.	717,409
Hotels, Resorts & Cruise Lines (2.9%)			14,800	Camden Property Trust	991,156
17,800	Hilton Hotels Corporation	595,766	7,000	Equity Lifestyle Properties, Inc.	365,330
1,000	Orient Express Hotels, Ltd.	53,400	57,300	Equity Residential REIT	2,614,599
22,900	Starwood Hotels & Resorts		8,000	Essex Property Trust, Inc.	930,400
	Worldwide, Inc.	1,535,903	8,700	Home Properties, Inc. *	451,791

	Total Hotels, Resorts &		8,000	Mid-America Apartment
	Cruise Lines	2,185,069		Communities, Inc.	419,840

			10,200	Post Properties, Inc. *	531,726
Industrial REITS (6.6%)			24,400	UDR, Inc. *	641,720

20,500	AMB Property Corporation	1,091,010		Total Residential REITS	13,351,668

35,400	DCT Industrial Trust, Inc.	380,904
5,500	EastGroup Properties, Inc.	241,010
58,308	ProLogis Trust *	3,317,725

	Total Industrial REITS	5,030,649

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

Real Estate Securities Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)		Value

Retail REITS (21.9%)			2,700	Entertainment Properties Trust		$145,206
5,000	Acadia Realty Trust	$129,750	10,000	Equity Inns, Inc.		224,000
10,000	CBL & Associates Properties, Inc.	360,500	16,000	Extra Space Storage, Inc.		264,000
200	Cedar Shopping Centers, Inc.	2,870	6,000	FelCor Lodging Trust, Inc.		156,180
23,900	Developers Diversified Realty		19,100	Health Care Property
	Corporation	1,259,769		Investors, Inc.		552,563
15,100	Federal Realty Investment Trust	1,166,626	8,500	Health Care REIT, Inc.		343,060
45,300	General Growth Properties, Inc. *	2,398,635	6,500	Healthcare Realty Trust, Inc.		180,570
5,900	Glimcher Realty Trust *	147,500	6,600	Hersha Hospitality Trust		78,012
6,500	Inland Real Estate Corporation *	110,370	6,500	Hospitality Properties Trust		269,685
46,989	Kimco Realty Corporation	1,788,871	103,183	Host Marriott Corporation *		2,385,591
17,700	Macerich Company	1,458,834	11,800	LaSalle Hotel Properties *		512,356
4,000	National Retail Properties, Inc.	87,440	16,900	Nationwide Health
3,500	Pennsylvania Real Estate			Properties, Inc. *		459,680
	Investment Trust	155,155	4,700	Plum Creek Timber
3,000	Ramco-Gershenson Properties Trust	107,790		Company, Inc.		195,802
21,400	Regency Centers Corporation	1,508,700	28,788	Public Storage, Inc.		2,211,494
50,900	Simon Property Group, Inc.	4,735,737	2,000	Rayonier, Inc. REIT		90,280
6,200	Tanger Factory Outlet Centers, Inc.	232,190	15,000	Senior Housing Property Trust		305,250
13,000	Taubman Centers, Inc.	644,930	17,000	Strategic Hotel Capital, Inc.		382,330
9,800	Weingarten Realty Investors	402,780	12,600	Sunstone Hotel Investors, Inc. *		357,714

	Total Retail REITS	16,698,447	8,000	U-Store-It Trust		131,120

			24,400	Ventas, Inc.		884,500

Specialized REITS (13.9%)				Total Specialized REITS		10,602,181

18,300	Ashford Hospitality Trust	215,208

13,500	DiamondRock Hospitality			Total Common Stock
	Company *	257,580		(cost $67,745,708)		72,869,580

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (22.8%)			Rate (+)	Date	Value

17,397,953	Thrivent Financial Securities Lending Trust			5.360%	N/A	$17,397,953

		Total Collateral Held for Securities Loaned
		(cost $17,397,953)				17,397,953

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

Real Estate Securities Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.3%)	Rate (+)	Date	Value

$3,205,000	Jupiter Securitization Company, LLC	5.350%	7/2/2007	$3,204,047
3,174,047	Thrivent Money Market Fund	5.010	N/A	3,174,047

	Total Short-Term Investments (at amortized cost)			6,378,094

	Total Investments (cost $91,521,755) 126.5%			$96,645,627

	Other Assets and Liabilities, Net (26.5%)			(20,270,838)

	Total Net Assets 100.0%			$76,374,789

# Non-income producing security.

* All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

ETF — Exchange Traded Fund

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$5,980,013
Gross unrealized depreciation	(856,141)

Net unrealized appreciation (depreciation)	$5,123,872
Cost for federal income tax purposes	$91,521,755

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)
Shares	Common Stock (36.1%)	Value	Shares	Common Stock (36.1%)	Value

Consumer Discretionary (3.0%)			5,400	Developers Diversified Realty
15,800	Genuine Parts Company	$783,680		Corporation	$284,634
18,500	Leggett & Platt, Inc.	407,925	4,800	DiamondRock Hospitality
24,700	Polaris Industries, Inc.	1,337,752		Company	91,584
21,800	Stanley Works	1,323,260	2,100	Digital Realty Trust, Inc.	79,128
21,100	VF Corporation	1,932,338	4,100	Douglas Emmett, Inc.	101,434

	Total Consumer		7,700	Duke Realty Corporation	274,659
	Discretionary	5,784,955	4,500	Education Realty Trust, Inc.	63,135

			3,000	Entertainment Properties Trust	161,340
Consumer Staples (3.8%)			4,100	Equity One, Inc.	104,755
27,900	Altria Group, Inc. ‡	1,956,906	10,500	Equity Residential REIT	479,115
12,900	Clorox Company	801,090	4,700	Extra Space Storage, Inc.	77,550
13,800	Kimberly-Clark Corporation	923,082	116,500	F.N.B. Corporation	1,950,210
31,100	Procter & Gamble Company	1,903,009	9,900	Feldman Mall Properties, Inc.	112,860
14,900	SUPERVALU, Inc.	690,168	64,293	Fiduciary/Claymore MLP
20,300	Universal Corporation	1,236,676		Opportunity Fund	1,566,177

	Total Consumer Staples	7,510,931	143,100	First Commonwealth Financial

				Corporation *	1,562,652
Energy (2.1%)			10,800	First Industrial Realty
24,300	Chevron Corporation ±	2,047,032		Trust, Inc. *	418,608
11,600	Energy Income and		7,000	First Potomac Realty Trust	163,030
	Growth Fund #	323,640	12,500	Franklin Street Properties
8,000	Exxon Mobil Corporation	671,040		Corporation *	206,750
32,533	Kayne Anderson MLP		13,700	General Growth Properties, Inc. *	725,415
	Investment Company	1,080,421	7,800	Getty Realty Corporation	204,984

	Total Energy	4,122,133	13,200	Glimcher Realty Trust *	330,000

			11,500	Health Care Property
Financials (18.2%)				Investors, Inc.	332,695
51,200	American Financial Realty Trust ±	528,384	15,800	Health Care REIT, Inc.	637,688
9,100	Apartment Investment &		17,400	Healthcare Realty Trust, Inc. *	483,372
	Management Company *	458,822	21,400	Hersha Hospitality Trust	252,948
3,800	Archstone-Smith Trust	224,618	1,100	Highland Hospitality Corporation	21,120
68,100	Arthur J. Gallagher & Company	1,898,628	3,100	Highwoods Properties, Inc.	116,250
52,100	Ashford Hospitality Trust	612,696	2,200	Home Properties, Inc. *	114,246
500	Avalonbay Communities, Inc.	59,440	19,100	Hospitality Properties Trust	792,459
39,000	Bank of America Corporation	1,906,710	19,600	Host Marriott Corporation *	453,152
200	BioMed Realty Trust, Inc.	5,024	45,900	HRPT Properties Trust *	477,360
2,200	Boston Properties, Inc.	224,686	4,700	Inland Real Estate Corporation	79,806
5,300	Brandywine Realty Trust	151,474	9,300	iStar Financial, Inc.	412,269
100	Camden Property Trust	6,697	4,245	Kimco Realty Corporation	161,607
1,700	CBL & Associates Properties, Inc.	61,285	25,400	Lexington Corporate
19,900	Citigroup, Inc.	1,020,671		Properties Trust *	528,320
8,100	Colonial Properties Trust *	295,245	7,800	Liberty Property Trust *	342,654
15,100	Commerce Group, Inc.	524,272	400	Macerich Company	32,968
55,000	Corus Bankshares, Inc.	949,300	5,000	Mack-Cali Realty Corporation	217,450
1,600	Cousins Properties, Inc.	46,416	1,500	Maguire Properties, Inc.	51,495
4,200	Crescent Real Estate		36,900	Medical Properties Trust, Inc. *	488,187
	Equities Company	94,248	28,800	Mercury General Corporation	1,587,168

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Shares	Common Stock (36.1%)	Value	Shares	Common Stock (36.1%)	Value

Financials — continued			Industrials (2.9%)
8,800	National Retail Properties, Inc.	$192,368	6,300	Avery Dennison Corporation	$418,824
9,900	Nationwide Health		20,700	Brady Corporation	768,798
	Properties, Inc. *	269,280	42,500	Masco Corporation	1,209,975
31,100	Omega Healthcare Investors, Inc.	492,313	42,000	McGrath Rentcorp	1,414,980
4,500	Pennsylvania Real Estate		41,900	Pitney Bowes, Inc.	1,961,758

	Investment Trust	199,485		Total Industrials	5,774,335

5,200	ProLogis Trust	295,880
802	Public Storage, Inc.	61,610	Information Technology (0.2%)
4,000	Rayonier, Inc. REIT	180,560	6,500	Diebold, Inc.	339,300

12,900	Realty Income Corporation *	324,951		Total Information
34,758	Regions Financial Corporation	1,150,490		Technology	339,300

10,600	Senior Housing Property Trust	215,710
7,500	Simon Property Group, Inc.	697,800	Materials (0.4%)
466	SL Green Realty Corporation	57,733	8,700	PPG Industries, Inc.	662,157
33,300	Spirit Finance Corporation	484,848	3,400	Sonoco Products Company	145,554

800	Strategic Hotel Capital, Inc.	17,992		Total Materials	807,711

21,200	Sun Communities, Inc. *	631,124
200	Sunstone Hotel Investors, Inc.	5,678	Telecommunications Services (1.0%)
17,077	Tortoise Energy Infrastructure		48,800	AT&T, Inc. ‡	2,025,200

	Corporation	714,502		Total Telecommunications
11,600	Tortoise North American Energy			Services	2,025,200

	Corporation	302,296
12,500	U.S. Bancorp	411,875	Utilities (1.5%)
5,300	UDR, Inc.	139,390	29,800	Atmos Energy Corporation	895,788
5,400	U-Store-It Trust	88,506	15,000	Black Hills Corporation	596,250
3,900	Ventas, Inc.	141,375	28,700	MDU Resources Group, Inc.	804,748
6,000	Vornado Realty Trust *	659,040	15,700	Progress Energy, Inc.	715,763

46,100	Washington Mutual, Inc.	1,965,704		Total Utilities	3,012,549

1,200	Washington Real Estate

	Investment Trust	40,800		Total Common Stock
100	Weingarten Realty Investors	4,110		(cost $72,449,040)	71,138,246

21,000	XL Capital, Ltd., Convertible #	616,980

	Total Financials	35,972,250

Health Care (3.0%)
34,400	Eli Lilly and Company	1,922,272
15,000	Merck & Company, Inc.	747,000
56,550	Meridian Bioscience, Inc.	1,224,873
74,100	Pfizer, Inc.	1,894,737

	Total Health Care	5,788,882

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Shares	Preferred Stock/Equity Linked Securities (1.8%)			Value

Energy (0.2%)
10,500	Goldman Sachs Group, Inc., Convertible #¿			$300,646

	Total Energy			300,646

Financials (1.2%)
15,250	Goldman Sachs Group, Inc., Convertible #¿			556,152
10,800	Lehman Brothers Holdings, Inc., Convertible #			292,248
290	Morgan Stanley, Convertible #¿			277,336
280	Morgan Stanley Dean Witter & Company, Convertible ¿			280,000
11,745	Simon Property Group, Inc., Convertible #			892,503

	Total Financials			2,298,239

Utilities (0.4%)
15,600	CenterPoint Energy, Inc.,Convertible			585,624
720	NRG Energy, Inc., Convertible #			265,918

	Total Utilities			851,542

	Total Preferred Stock (cost $3,470,710)			3,450,427

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Asset-Backed Securities (4.8%)
$850,000	GAMUT Reinsurance, Ltd. †	12.360%	7/31/2007	$850,085
250,000	GAMUT Reinsurance, Ltd. †	20.360	7/31/2007	246,250
600,000	Merna Re, Ltd.	7.110	7/3/2007	600,000
600,000	Merna Re, Ltd.	8.110	7/3/2007	600,000
7,510,000	North America High Yield CDX	7.625	6/29/2012	7,101,456

	Total Asset-Backed Securities			9,397,791

Basic Materials (2.8%)
150,000	Aleris International, Inc. ‡	9.000	12/15/2014	151,312
110,000	Aleris International, Inc. ‡	10.000	12/15/2016	109,175
130,000	Appleton Papers, Inc.	8.125	6/15/2011	133,900
220,000	Arch Western Finance, LLC	6.750	7/1/2013	211,200
120,000	Buckeye Technologies, Inc.	8.000	10/15/2010	120,000
190,000	Domtar, Inc.	7.125	8/1/2015	184,062
190,000	Drummond Company, Inc.	7.375	2/15/2016	180,500
83,000	Equistar Chemicals, LP	10.625	5/1/2011	87,358
600,000	FMG Finance, Pty. Ltd.	10.625	9/1/2016	714,000
670,000	Freeport-McMoRan Copper & Gold, Inc. ‡	8.375	4/1/2017	715,225
120,000	Georgia-Pacific Corporation	8.125	5/15/2011	122,550
190,000	Georgia-Pacific Corporation	7.125	1/15/2017	182,400
300,000	Glencore Funding, LLC ‡	6.000	4/15/2014	294,427
300,000	Graphic Packaging International Corporation	9.500	8/15/2013	311,625
320,000	Griffin Coal Mining Company, Pty., Ltd.	9.500	12/1/2016	329,200
220,000	Huntsman International, LLC	7.875	11/13/2014	235,675
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	99,250
200,000	Lyondell Chemical Company	10.500	6/1/2013	216,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Basic Materials — continued
$110,000	Lyondell Chemical Company	8.250%	9/15/2016	$114,950
110,000	Lyondell Chemical Company	6.875	6/15/2017	106,150
440,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	444,400
220,000	Ryerson, Inc.	8.250	12/15/2011	221,100
340,000	Terra Capital, Inc.	7.000	2/1/2017	328,100

	Total Basic Materials			5,612,559

Capital Goods (3.3%)
250,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	253,125
620,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	626,975
100,000	Ashtead Capital, Inc.	9.000	8/15/2016	104,750
190,000	Ball Corporation	6.625	3/15/2018	182,400
210,000	Berry Plastics Holding Corporation	8.875	9/15/2014	212,625
190,000	Case New Holland, Inc.	9.250	8/1/2011	199,158
490,000	Case New Holland, Inc.	7.125	3/1/2014	496,125
150,000	Crown Americas, Inc.	7.625	11/15/2013	151,500
150,000	Crown Americas, Inc.	7.750	11/15/2015	150,750
520,000	Da-Lite Screen Company, Inc. ‡	9.500	5/15/2011	546,000
105,000	Invensys plc	9.875	3/15/2011	112,350
60,000	K&F Acquisition, Inc.	7.750	11/15/2014	63,600
1,140,000	L-3 Communications Corporation ‡	5.875	1/15/2015	1,057,350
600,000	L-3 Communications Corporation, Convertible	3.000	8/1/2035	676,500
190,000	Mueller Water Products, Inc.	7.375	6/1/2017	188,406
100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	103,500
320,000	Owens-Illinois, Inc.	7.500	5/15/2010	322,800
260,000	Plastipak Holdings, Inc.	8.500	12/15/2015	269,100
140,000	Rental Services Corporation	9.500	12/1/2014	142,800
150,000	TransDigm, Inc.	7.750	7/15/2014	151,500
120,000	United Rentals North America, Inc.	6.500	2/15/2012	117,900
350,000	United Rentals North America, Inc.	7.000	2/15/2014	341,250

	Total Capital Goods			6,470,464

Commercial Mortgage-Backed Securities (5.7%)
2,000,000	Banc of America Large Loan Trust †‡	5.430	7/15/2007	2,001,544
2,000,000	Commercial Mortgage Pass-Through Certificates ±†	5.500	7/15/2007	2,000,000
2,839,911	Deutsche Alt-A Securities, Inc. †	5.799	7/25/2007	2,839,911
2,000,000	Wachovia Bank Commercial Mortgage Trust †	5.440	7/15/2007	1,999,882
2,364,034	Washington Mutual Alternative Loan Trust †	5.772	7/25/2007	2,363,849

	Total Commercial Mortgage-Backed Securities			11,205,186

Communications Services (5.6%)
25,000	American Cellular Corporation	10.000	8/1/2011	26,188
660,000	American Tower Corporation ‡	7.125	10/15/2012	674,850
180,000	Centennial Communications Corporation	8.125	2/1/2014	184,050
240,000	Citizens Communications Company ±	9.250	5/15/2011	259,200
570,000	Citizens Communications Company	6.250	1/15/2013	546,488

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Communications Services — continued
$99,000	Dex Media West, LLC/Dex Media West Finance Company	9.875%	8/15/2013	$105,930
240,000	Dobson Cellular Systems	9.875	11/1/2012	258,600
1,140,000	Echostar DBS Corporation ‡	6.625	10/1/2014	1,088,700
210,000	Idearc, Inc.	8.000	11/15/2016	212,100
90,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	95,625
570,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	468,825
200,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	205,000
120,000	Lamar Media Corporation	6.625	8/15/2015	113,700
230,000	Morris Publishing Group, LLC	7.000	8/1/2013	201,250
380,000	NTL Cable plc	9.125	8/15/2016	398,050
190,000	PRIMEDIA, Inc. †	10.735	8/15/2007	195,938
280,000	Quebecor World, Inc.	9.750	1/15/2015	283,500
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	282,100
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	91,125
640,000	Qwest Corporation	7.875	9/1/2011	667,200
70,000	Qwest Corporation	7.625	6/15/2015	72,275
700,000	R.H. Donnelley Corporation	6.875	1/15/2013	663,250
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	166,400
600,000	Rogers Cable, Inc.	6.750	3/15/2015	618,586
775,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	830,187
120,000	Rural Cellular Corporation	9.875	2/1/2010	125,400
300,000	Time Warner Cable, Inc.	5.850	5/1/2017	291,794
280,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	296,800
200,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	210,404
950,000	Videotron Ltee	6.875	1/15/2014	931,000
350,000	Windstream Corporation	8.625	8/1/2016	370,125
170,000	Windstream Corporation	7.000	3/15/2019	162,350

	Total Communications Services			11,096,990

Consumer Cyclical (6.3%)
270,000	American Casino & Entertainment Properties, LLC ‡	7.850	2/1/2012	277,425
260,000	ArvinMeritor, Inc.	8.125	9/15/2015	251,875
470,000	Beazer Homes USA, Inc.	8.625	5/15/2011	451,200
110,000	Boyd Gaming Corporation	7.125	2/1/2016	106,700
490,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	482,650
600,000	Carnival Corporation, Convertible >‡	1.132	4/29/2008	411,000
250,000	Circus & Eldorado Joint Venture/Silver
	Legacy Capital Corporation ±	10.125	3/1/2012	261,562
570,000	Corrections Corporation of America ‡	6.250	3/15/2013	547,200
150,000	Dollarama Group, LP †	11.160	12/17/2007	148,500
360,000	Dollarama Group, LP	8.875	8/15/2012	369,000
230,000	Ford Motor Credit Company †‡	9.806	7/16/2007	246,494
80,000	Ford Motor Credit Company ‡	9.750	9/15/2010	83,535
170,000	Ford Motor Credit Company ‡	7.000	10/1/2013	157,504
120,000	Ford Motor Credit Company ‡	8.000	12/15/2016	114,942
310,000	Gaylord Entertainment Company ‡	6.750	11/15/2014	304,575

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Consumer Cyclical — continued
$360,000	Group 1 Automotive, Inc. ‡	8.250%	8/15/2013	$371,700
600,000	Group 1 Automotive, Inc., Convertible >‡	2.250	6/15/2016	516,750
260,000	Hanesbrands, Inc. †	8.784	12/17/2007	263,900
350,000	Harrah’s Operating Company, Inc. ‡	6.500	6/1/2016	292,250
1,140,000	Host Marriott, LP	6.375	3/15/2015	1,094,400
600,000	International Game Technology, Convertible	2.600	12/15/2036	584,250
250,000	K. Hovnanian Enterprises, Inc.	7.500	5/15/2016	227,500
720,000	KB Home	6.250	6/15/2015	633,600
250,000	Majestic Star Casino, LLC	9.500	10/15/2010	260,000
390,000	MGM MIRAGE	5.875	2/27/2014	352,950
290,000	Pokagon Gaming Authority	10.375	6/15/2014	319,725
850,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	839,803
305,000	Seminole Hard Rock Entertainment †	7.860	9/17/2007	307,288
170,000	Service Corporation International	6.750	4/1/2015	163,838
440,000	Station Casinos, Inc.	6.875	3/1/2016	388,300
360,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	376,200
300,000	Turning Stone Resort Casino Enterprise	9.125	12/15/2010	305,250
180,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	183,150
242,000	Universal City Florida Holding Company I/II †	10.106	8/1/2007	246,840
210,000	Warnaco, Inc.	8.875	6/15/2013	222,075
323,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	245,480

	Total Consumer Cyclical			12,409,411

Consumer Non-Cyclical (4.8%)
600,000	Archer-Daniels-Midland Company, Convertible	0.875	2/15/2014	570,000
380,000	Community Health Systems, Inc. §	8.875	7/15/2015	385,225
680,000	Constellation Brands, Inc. ±	7.250	9/1/2016	663,000
300,000	Coventry Health Care, Inc.	5.950	3/15/2017	292,650
130,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	130,162
120,000	Elan Finance plc/Elan Finance Corporation †	9.360	8/15/2007	120,600
300,000	Fisher Scientific International, Inc., Convertible ‡	3.250	3/1/2024	428,250
285,000	Genzyme Corporation, Convertible	1.250	12/1/2023	299,250
410,000	HCA, Inc. ‡	9.250	11/15/2016	436,650
250,000	Jarden Corporation	7.500	5/1/2017	246,875
300,000	Medtronic, Inc., Convertible	1.500	4/15/2011	318,000
230,000	Michael Foods, Inc.	8.000	11/15/2013	232,300
285,000	Millipore Corporation, Convertible	3.750	6/1/2026	305,306
270,000	Omnicare, Inc.	6.750	12/15/2013	257,850
345,000	Omnicare, Inc., Convertible	3.250	12/15/2035	288,506
570,000	Reynolds America, Inc.	7.625	6/1/2016	603,511
600,000	Smithfield Foods, Inc.	8.000	10/15/2009	618,000
450,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	453,375
740,000	SUPERVALU, Inc.	7.500	11/15/2014	758,500
315,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	313,819
260,000	Triad Hospitals, Inc.	7.000	5/15/2012	271,699
180,000	Triad Hospitals, Inc.	7.000	11/15/2013	189,216

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Consumer Non-Cyclical (4.8%)
$600,000	Ventas Realty, LP/Ventas Capital Corporation	6.500%	6/1/2016	$585,000
570,000	Wyeth, Convertible †	4.877	7/15/2007	644,784

	Total Consumer Non-Cyclical			9,412,528

Energy (2.6%)
220,000	CHC Helicopter Corporation	7.375	5/1/2014	209,550
680,000	Chesapeake Energy Corporation	6.375	6/15/2015	648,550
200,000	Chesapeake Energy Corporation ±	6.250	1/15/2018	186,750
600,000	Chesapeake Energy Corporation, Convertible ±	2.750	11/15/2035	650,250
220,000	Denbury Resources, Inc.	7.500	12/15/2015	219,450
270,000	Forest Oil Corporation	7.250	6/15/2019	261,900
170,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	155,550
600,000	Nabors Industries, Inc., Convertible	0.940	5/15/2011	585,000
650,000	Ocean Rig Norway AS	8.375	7/1/2013	669,500
300,000	OPTI Canada, Inc.	8.250	12/15/2014	304,500
270,000	PetroHawk Energy Corporation	9.125	7/15/2013	285,525
540,000	Petroplus Finance, Ltd.	7.000	5/1/2017	519,750
280,000	Plains Exploration & Production Company	7.750	6/15/2015	277,900
210,000	Western Oil Sands, Inc.	8.375	5/1/2012	229,688

	Total Energy			5,203,863

Financials (5.9%)
600,000	American International Group, Inc. ‡	6.250	3/15/2037	567,308
336,000	Archstone-Smith Operating Trust, Convertible	4.000	7/15/2036	351,960
300,000	AXA SA	6.463	12/14/2018	278,882
300,000	BBVA Bancomer SA	6.008	5/17/2022	292,428
275,000	BRE Properties, Inc., Convertible	4.125	8/15/2026	284,281
290,000	Capital One Capital III	7.686	8/15/2036	298,668
290,000	Capital One Capital IV	6.745	2/17/2037	266,830
400,000	FTI Consulting, Inc.	7.625	6/15/2013	405,000
870,000	General Motors Acceptance Corporation	6.875	9/15/2011	855,779
280,000	Goldman Sachs Group, Inc., Convertible	1.000	3/7/2012	279,378
1,160,000	J.P. Morgan Chase Capital XX ‡	6.550	9/29/2036	1,117,133
750,000	Leucadia National Corporation	7.125	3/15/2017	727,500
870,000	Lincoln National Corporation	7.000	5/17/2016	892,690
300,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	294,773
290,000	ProLogis Trust	5.625	11/15/2016	282,290
580,000	Rabobank Capital Funding Trust	5.254	10/21/2016	543,061
580,000	RBS Capital Trust I	5.512	9/30/2014	557,444
600,000	Residential Capital Corporation	6.500	4/17/2013	579,947
300,000	Resona Bank, Ltd.	5.850	4/15/2016	286,837
580,000	Student Loan Marketing Corporation	4.500	7/26/2010	536,276
580,000	Swiss RE Capital I, LP	6.854	5/25/2016	583,424
580,000	Wachovia Capital Trust III	5.800	3/15/2011	577,472
905,000	Washington Mutual Preferred Funding	6.665	12/15/2016	863,945

	Total Financials			11,723,306

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Mortgage-Backed Securities (3.3%)
$6,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through § ~	6.000%	7/1/2037	$6,428,902

	Total Mortgage-Backed Securities			6,428,902

Technology (1.2%)
180,000	Avago Technologies Finance Pte †	10.860	9/3/2007	184,950
180,000	Avago Technologies Finance Pte	10.125	12/1/2013	191,700
695,000	Electronic Data Systems Corporation, Convertible	3.875	7/15/2023	703,688
330,000	Intel Corporation, Convertible	2.950	12/15/2035	314,738
110,000	NXP BV/NXP Funding, LLC †	8.105	7/15/2007	110,138
340,000	NXP BV/NXP Funding, LLC	9.500	10/15/2015	334,900
490,000	Seagate Technology HDD Holdings	6.800	10/1/2016	470,400
150,000	Unisys Corporation	6.875	3/15/2010	146,062

	Total Technology			2,456,576

Transportation (1.3%)
289,364	Continental Airlines, Inc.	7.875	7/2/2018	295,875
600,000	Continental Airlines, Inc.	6.903	4/19/2022	588,000
180,000	Delta Air Lines, Inc.	7.920	11/18/2010	181,800
80,000	Hertz Corporation	8.880	1/1/2014	83,400
140,000	Hertz Corporation	10.500	1/1/2016	154,700
214,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	209,720
210,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	209,475
353,185	Northwest Airlines, Inc.	7.691	4/1/2017	359,807
516,177	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	513,596

	Total Transportation			2,596,373

U.S. Government (1.5%)

2,900,000	U.S. Treasury Notes	4.750	5/31/2012	2,877,345

	Total U.S. Government			2,877,345

Utilities (5.5%)
105,000	AES Corporation ‡	8.875	2/15/2011	110,644
640,000	AES Corporation ~‡	8.750	5/15/2013	675,200
490,000	Colorado Interstate Gas Company ±	6.800	11/15/2015	503,923
100,000	Consumers Energy Company	6.300	2/1/2012	98,888
290,000	Copano Energy, LLC	8.125	3/1/2016	294,350
150,000	Dynegy Holdings, Inc.	6.875	4/1/2011	147,375
130,000	Dynegy Holdings, Inc.	7.500	6/1/2015	122,362
170,000	Dynegy Holdings, Inc.	8.375	5/1/2016	166,175
50,000	Dynegy Holdings, Inc.	7.750	6/1/2019	46,500
170,000	Edison Mission Energy	7.500	6/15/2013	168,300
180,000	Edison Mission Energy	7.750	6/15/2016	179,100
270,000	Edison Mission Energy ‡	7.000	5/15/2017	254,475
270,000	Edison Mission Energy	7.200	5/15/2019	253,800
230,000	Edison Mission Energy	7.625	5/15/2027	217,350

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (54.6%)	Rate	Date	Value

Utilities — continued
$320,000	El Paso Corporation	6.875%	6/15/2014	$318,399
320,000	El Paso Corporation	7.000	6/15/2017	316,494
880,000	Enterprise Products Operating, LP ‡	8.375	8/1/2016	939,183
100,000	Mirant North America, LLC	7.375	12/31/2013	102,250
755,000	NRG Energy, Inc.	7.375	2/1/2016	756,888
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	175,885
200,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	196,466
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	147,900
1,140,000	Sabine Pass LNG LP	7.500	11/30/2016	1,134,300
500,000	SemGroup, LP	8.750	11/15/2015	502,500
230,000	Southern Natural Gas Company	7.350	2/15/2031	243,816
150,000	Southern Star Central Corporation	6.750	3/1/2016	147,750
1,400,000	TXU Energy Company, LLC †	5.860	9/17/2007	1,400,542
570,000	Williams Companies, Inc. ±	8.125	3/15/2012	604,912
410,000	Williams Companies, Inc.	8.750	3/15/2032	474,575
170,000	Williams Partners, LP	7.250	2/1/2017	170,850

	Total Utilities			10,871,152

	Total Long-Term Fixed Income (cost $109,287,313)			107,762,446

		Exercise	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

123	S&P 500 Mini Futures	$1,495	8/17/2007	$160,515

	Total Options Purchased (cost $175,583)			160,515

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.6%)	Rate (+)	Date	Value

7,158,816	Thrivent Financial Securities Lending Trust	5.360%	N/A	$7,158,816

	Total Collateral Held for Securities Loaned
	(cost $7,158,816)			7,158,816

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

Diversified Income Plus Fund
Schedule of Investments as of June 29, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.1%)	Rate (+)	Date	Value

$400,000	Federal National Mortgage Association ‡	5.090%	7/16/2007	$399,096
3,525,000	Galaxy Funding, Inc.	5.360	7/2/2007	3,523,950
2,405,000	International Bank for Reconstruction and Development	4.973	7/2/2007	2,404,345
2,500,000	Regency Markets No.1, LLC	5.350	7/9/2007	2,496,656
3,500,000	Society of New York	5.280	8/21/2007	3,473,307
7,706,512	Thrivent Money Market Fund	5.010	N/A	7,706,512

	Total Short-Term Investments (at amortized cost)			20,003,866

	Total Investments (cost $212,545,328) 106.3%			$209,674,316

	Other Assets and Liabilities, Net (6.3%)			(12,334,695)

	Total Net Assets 100.0%			$197,339,621

		Number of		Notional
		Contracts	Expiration	Principal		Unrealized
Futures		Long/(Short)	Date	Amount	Value	Gain/(Loss)

Dow Jones U.S. Real Estate Index Futures		24	September 2007	$751,546	$727,920	($23,626)
S&P 500 Index Mini-Futures		25	September 2007	1,917,310	1,894,250	(23,060)

		Number of	Exercise	Expiration		Unrealized
Call Options Written		Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association		7	$98.95	July 2007	($8,290)	$3,898
Conventional 30-Yr. Pass Through
					Notional
	Fund	Fund	Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
Beazer Homes USA, Inc.,
5 Year, at 3.25%;	N/A	N/A	Sell	June 2012	$400,000	($25,161)
Bank of America, N.A.
Beazer Homes USA, Inc.,
5 Year, at 3.28%;	N/A	N/A	Sell	June 2012	$400,000	($24,719)
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.75%;	N/A	N/A	Buy	June 2017	($250,000)	$21,466
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.77%;	N/A	N/A	Buy	June 2017	($250,000)	$21,197
Bank of America, N.A.
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	$500,000	($12,522)
Bank of America, N.A.
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	$2,300,000	($55,492)
J.P. Morgan Chase and Co.

Total Rate of Return Swap
Wachovia Bank, N.A.	Lehman Brothers	1 Month LIBOR	N/A	August 2007	$6,000,000	($78,287)
3 Month	CMBS Aaa 8.5+	Less 0.45%
	Yr Index

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

Diversified Income Plus Fund

Schedule of Investments as of June 29, 2007 (unaudited)

# Non-income producing security.

* All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

‡ At June 29, 2007, $652,296 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,594,208, $13,297,468 and $538,328 of investments were earmarked as collateral to cover open financial futures contracts, swap contracts and an unfunded loan commitment, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities as discussed in item 2(O) of the Notes to Financial Statements. Definitions: REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$3,159,814
Gross unrealized depreciation	(6,030,826)

Net unrealized appreciation (depreciation)	($2,871,012)
Cost for federal income tax purposes	$212,545,328

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

Thrivent Mutual Funds
Statement of Assets and Liabilities

		Diversified
	Real Estate	Income
As of June 29, 2007 (unaudited)	Securities Fund	Plus Fund

Assets
Investments at cost	$91,521,755	$212,545,328
Investments in securities at market value	76,073,627	194,808,988
Investments in affiliates at market value	20,572,000	14,865,328

Investments at Market Value	96,645,627	209,674,316

Cash	4,796	12,886
Dividends and interest receivable	223,809	1,548,209
Prepaid expenses	3,596	6,290
Receivable for investments sold	86,436	92,131
Receivable for fund shares sold	65,537	658,582
Swap agreements, at value	—	42,663
Receivable for forward contracts	111,034	—

Total Assets	97,140,835	212,035,077

Liabilities
Distributions payable	3,794	160,824
Accrued expenses	20,325	57,378
Payable for investments purchased	3,136,312	6,937,906
Payable upon return of collateral for securities loaned	17,397,953	7,158,816
Payable for fund shares redeemed	53,486	68,193
Payable for forward contracts	109,879	—
Open options written, at value	—	8,290
Swap agreements, at value	—	177,732
Payable for variation margin	—	7,520
Payable to affiliate	44,297	118,797

Total Liabilities	20,766,046	14,695,456

Net Assets
Capital stock (beneficial interest)	70,670,447	256,048,428
Accumulated undistributed net investment income/(loss)	(150,885)	668,489
Accumulated undistributed net realized gain/(loss)	731,740	(56,309,978)
Net unrealized appreciation/(depreciation) on:
Investments	5,123,872	(2,871,012)
Written option contracts	—	3,898
Futures contracts	—	(46,686)
Swap agreements	—	(153,518)
Foreign currency forward contracts	1,155	—
Foreign currency transactions	(1,540)	—

Total Net Assets	$76,374,789	$197,339,621

Class A Share Capital	$27,093,005	$181,801,991
Shares of beneficial interest outstanding (Class A)	2,186,062	26,761,932
Net asset value per share	$12.39	$6.79
Maximum public offering price	$13.11	$7.11

Class B Share Capital	$—	$2,822,346
Shares of beneficial interest outstanding (Class B)	—	415,608
Net asset value per share	$—	$6.79

Institutional Class Share Capital	$49,281,784	$12,715,284
Shares of beneficial interest outstanding (Institutional Class)	3,973,173	1,873,888
Net asset value per share	$12.40	$6.79

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

Thrivent Mutual Funds
Statement of Operations

		Diversified
For the six months ended	Real Estate	Income
June 29, 2007 (unaudited)	Securities Fund	Plus Fund

Investment Income
Dividends	$ 995,196	$1,662,489
Taxable interest	3,171	3,281,156
Income from mortgage dollar rolls	—	3,047
Income from securities loaned	9,813	55,296
Income from affiliated investments	54,732	183,659
Foreign dividend tax withholding	(3,199)	—

Total Investment Income	1,059,713	5,185,647

Expenses
Adviser fees	296,632	478,293
Accounting and pricing fees	9,797	21,048
Administrative service fees	7,416	17,392
Audit and legal fees	7,431	9,135
Custody fees	7,843	15,127
Distribution expenses Class A	35,822	200,884
Distribution expenses Class B	—	14,688
Insurance expenses	2,124	2,429
Printing and postage expenses Class A	10,140	34,550
Printing and postage expenses Class B	—	2,608
Printing and postage expenses Institutional Class	1,008	519
SEC and state registration expenses	24,759	18,964
Transfer agent fees Class A	32,691	110,283
Transfer agent fees Class B	—	5,923
Transfer agent fees Institutional Class	146	1,928
Trustees’ fees	1,874	5,174
Other expenses	6,435	5,011

Total Expenses Before Reimbursement	444,118	943,956

Less:
Reimbursement from adviser	(159,461)	(153,400)
Custody earnings credit	(363)	(2,955)

Total Net Expenses	284,294	787,601

Net Investment Income/(Loss)	775,419	4,398,046

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	945,110	4,809,563
Futures contracts	—	222,891
Foreign currency transactions	(1,994)	—
Swap agreements	—	(150,444)
Change in net unrealized appreciation/(depreciation) on:
Investments	(6,802,811)	(8,001,787)
Written option contracts	—	3,898
Futures contracts	—	(82,557)
Foreign currency forward contracts	1,155	—
Foreign currency transactions	(1,540)	—
Swap agreements	—	(153,518)

Net Realized and Unrealized Gains/(Losses)	(5,860,080)	(3,351,954)

Net Increase/(Decrease) in Net Assets Resulting

From Operations	$(5,084,661)	$1,046,092

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Real Estate
	Securities Fund

	6/29/2007	12/31/2006
For the periods ended	(unaudited)

Operations
Net investment income/(loss)	$ 775,419	$ 1,097,026
Net realized gains/(losses) on:
Investments	945,110	1,557,584
Foreign currency transactions	(1,994)	(6,328)
Change in net unrealized appreciation/(depreciation) on:
Investments	(6,802,811)	11,225,103
Foreign currency forward contracts	1,155	—
Foreign currency transactions	(1,540)	—

Net Change in Net Assets Resulting

From Operations	(5,084,661)	13,873,385

Distributions to Shareholders
From net investment income	(924,412)	(1,178,158)
From net realized gains	—	(1,630,889)
From return of capital	—	(195,501)

Total Distributions to Shareholders	(924,412)	(3,004,548)

Capital Stock Transactions	10,802,170	35,814,716

Net Increase/(Decrease) in Net Assets	4,793,097	46,683,553

Net Assets, Beginning of Period	71,581,692	24,898,139

Net Assets, End of Period	$76,374,789	$71,581,692

	Diversified Income Plus Fund

	6/29/2007	12/31/2006(a)	10/31/2006
For the periods ended	(unaudited)

Operations
Net investment income/(loss)	$ 4,398,046	$ 1,126,327	$ 8,231,672
Net realized gains/(losses) on:
Investments	4,809,563	1,683,435	2,948,783
Futures contracts	222,891	11,487	65,497
Swap agreements	(150,444)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(8,001,787)	2,052,092	2,568,745
Written option contracts	3,898	—	—
Futures contracts	(82,557)	51,632	(15,761)
Swap agreements	(153,518)	—	—

Net Change in Net Assets Resulting

From Operations	1,046,092	4,924,973	13,798,936

Distributions to Shareholders
From net investment income	(4,220,964)	(1,138,483)	(8,376,527)

Total Distributions to Shareholders	(4,220,964)	(1,138,483)	(8,376,527)

Capital Stock Transactions	51,739,761	12,800,379	(5,873,154)

Net Increase/(Decrease) in Net Assets	48,564,889	16,586,869	(450,745)

Net Assets, Beginning of Period	148,774,732	132,187,863	132,638,608

Net Assets, End of Period	$197,339,621	$148,774,732	$132,187,863

(a) For the period from November 1, 2006 through December 31, 2006

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

NOTES TO FINANCIAL STATEMENTS
As of June 29, 2007 (unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into twenty-nine separate series (the “Fund(s)”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, seventeen equity funds, two hybrid funds, five fixed-income funds, and one money market fund. The Trust commenced operations on July 16, 1987.

Effective June 30, 2006, Thrivent High Yield Fund II changed its name to Thrivent Diversified Income Plus Fund. Thrivent Diversified Income Plus Fund has changed its fiscal year end to a calendar year basis beginning on December 31, 2006. This semiannual report includes Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund, two of the Trust’s twenty-nine Funds. The other Funds of the Trust are presented under a separate semiannual report.

The Trust offers three classes of shares: Class A, Class B and Institutional Class. The three classes of shares differ principally in their respective distribution expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds. Class B shares were offered at net asset value and have a 1.00% annual 12b-1 fee. In addition, Class B shares have a maximum deferred sales charge of 5.00% . The deferred sales charge declines by 1.00% per year through the fifth year. Class B shares convert to Class A shares at the end of the fifth year. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. All three classes of shares have identical rights to earnings, assets and voting privileges, except for class spe-cific expenses and exclusive rights to vote on matters affecting only individual classes. Effective October 16, 2004, the Trust no longer offers Class B shares for sale. Diversified Income Plus Fund has all three classes of shares. Real Estate Securities Fund offers Class A and Institutional Class shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Short-term securities with maturities of 60 days or less are valued at amortized cost. Mutual Funds are valued at the net asset value at the close of each business day.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of June 29, 2007, there were no securities valued at fair value in either of the Funds’ net assets.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

(B) Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales

26

Notes to Financial Statements
June 29, 2007 (unaudited)

of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Contracts — In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. During the six months ended June 29, 2007, Real Estate Securities Fund engaged in this type of investment.

(D) Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Federal Income Taxes — No provision has been made for income taxes because each Fund’s policy is to qualify as regulated investment companies under the Internal Revenue Code and distribute substantially all taxable income on a timely basis. It is also the intention of the Funds to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

(F) Income and Expenses — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Dividend income is recorded on the ex-dividend date. For preferred stock payment-in-kind securities, income is recorded on the ex-dividend date in the amount of the value received.

(G) Custody Earnings Credit — The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(H) Distributions to Shareholders — Net investment income is distributed to each shareholder as a dividend. Dividends from Real Estate Securities Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination can not be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(I) Options — The Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or

27

Notes to Financial Statements
June 29, 2007 (unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

paid. The writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. During the six months ended June 29, 2007, Diversified Income Plus Fund engaged in this type of investment.

(J) Financial Futures Contracts — The Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked as collateral for open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. During the six months ended June 29, 2007, Diversified Income Plus Fund engaged in this type of investment.

(K) Swap Agreements — Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the coun-terparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Periodic payments are recorded as realized gains or losses on the Statement of Operations. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Trust’s custodian, or third party, in connection with these agreements.

Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer. During the six months ended June 29, 2007, Diversified Income Plus Fund engaged in this type of investment.

Total Rate of Return Swaps — A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Portfolios with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. During the six months ended June 29, 2007, Diversified Income Plus Fund engaged in this type of investment.

Interest Rate Swaps — An interest rate swap is an agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations. During the six months ended June 29, 2007, neither Fund engaged in this type of investment.

(L) Securities Lending — The Trust had previously entered into a Securities Lending Agreement with State Street Bank and Trust Company (“State Street Bank”) and, as of April 27, 2007, entered into a similar agreement with Dresdner Bank AG (each, an “Agreement”). Each Agreement authorizes the applicable lender to lend securities to authorized borrowers on behalf of the Funds. Pursuant to each Agreement, all loaned securities are collateralized by cash equal to at least 102% of

28

Notes to Financial Statements
June 29, 2007 (unaudited)

the value of the loaned securities. All cash collateral received is invested in Thrivent Financial Securities Lending Trust. Amounts earned on investments in Thrivent Financial Securities Lending Trust, net of rebates and other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. As payment for its services, each lender receives a portion of the fee income and earnings on the collateral. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money. The Agreement with State Street Bank grants and transfers to State Street Bank a lien upon collateralized assets in the possession of State Street Bank.

As of June 15, 2007, the Trust began transitioning the securities lending business from State Street Bank to Dresdner. As of June 29, 2007, Real Estate Securities Fund and Diversified Income Plus Fund had $16,923,677 and $6,849,382 of securities on loan, respectively.

(M) When-Issued and Delayed Delivery Transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(N) Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of infla-tion. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security.

(O) Equity-Linked Structured Securities — Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as income. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors.

(P) Credit Risk — The Funds may be susceptible to credit risk to the extent an issuer or counter party defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers. Interest receivables on defaulted securities are monitored for ability to collect payments in default and are adjusted accordingly.

(Q) Accounting Estimates — The preparation of finan-cial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the finan-cial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(R) Loss Contingencies — Thrivent Diversified Income Plus Fund is a defendant in an adversary action brought by the Official Committee of Asbestos Claimants of G-I Holdings Inc. (G-I) against prior and current holders of secured debt of Building Materials Corp. of America (BMCA), a wholly owned subsidiary of G-I. The suit seeks to recover the value of assets G-I transferred to BMCA that later served as collateral for BMCA’s Debt. The Fund at one time held secured notes in the amount of $1,650,000 and, if the plaintiffs are successful, it is possible that the Fund will be required to pay damages in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated.

(S) Unfunded Loan Commitment — The following Fund entered into a loan commitment with Lear Corporation on June 5, 2007. The loan has a maturity date of seven years from trade date and a coupon rate of LIBOR plus 275 basis points. The Fund is obligated to fund these

29

Notes to Financial Statements
June 29, 2007 (unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

loan commitments at the borrower’s discretion upon shareholders’ approval of the merger between Lear Corporation and American Real Estate Partners, LP (AREP).

Principal
Fund	Amount

Diversified Income Plus	$290,000

Subsequent to June 29, 2007, the shareholders voted against the merger proposal with AREP. As such, the Fund will not be obligated to fund these loan commitments.

(T) Recent Accounting Pronouncements — In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 — Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional tax disclosures and the tax effects of certain income tax positions, whether on previously filed tax returns or those expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, would have a more than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The Funds adopted the provisions of FIN 48 on June 29, 2007, the extended required implementation date set by the U.S. Securities and Exchange Commission for mutual funds.

FIN 48 requires management of the Trust to analyze all open tax years, as defined by statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal, Minnesota, Wisconsin as well as certain foreign countries. As of June 29, 2007, open Federal and Minnesota tax years include the tax years ended December 31, 2003 through 2006. Additionally, as of June 29, 2007, the December 31, 2002 tax year is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 29, 2007, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 — Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in finan-cial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Trust is currently evaluating the impact that FAS 157 will have on the Trust’s financial statements.

(U) Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees — The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Management, LLC (Thrivent Asset Mgt.), (“the Adviser”). Thrivent Asset Mgt. is a wholly owned subsidiary of Thrivent Life Insurance Company (Thrivent Life). Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Real Estate Securities Fund
First $500 million	0.80%
Over $500 million	0.75%

Diversified Income Plus Fund	0.55%

The Adviser has contractually agreed, through at least February 28, 2008, to reimburse expenses to limit expenses to 1.25% and 1.06% of the average daily net assets of the Real Estate Securities Fund Class A and Institutional Class shares, respectively.

The Adviser has contractually agreed, through at least February 28, 2008, to reimburse expenses by 0.16% of the average daily net assets of Diversified Income Plus Fund.

The Funds may invest cash in Thrivent Money Market Fund, subject to certain limitations. These related-party transactions are subject to the same terms as non-related

30

Notes to Financial Statements
June 29, 2007 (unaudited)

party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the smaller of the amount of the advisory fee for the Fund or the amount of the advisory fee, which is charged to the Fund for its investment in Thrivent Money Market Fund.

(B) Distribution Plan — Thrivent Investment Mgt. is also the Trust’s distributor. The Trust has adopted a Distribution Plan (“the Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Class A shares have a Rule 12b-1 fee of 0.25% of average net assets. Class B shares have a Rule 12b-1 fee of 1.00% of average net assets.

(C) Sales Charges and Other Fees — For the six months ended June 29, 2007, Thrivent Investment Mgt. received $677,870 of aggregate underwriting concessions from the sales of the Trust’s Class A and Class B shares and aggregate deferred sales charges of $1,914 from redemptions of Class A and Class B shares. Sales charges are not an expense of the Trust and are not reflected in the financial statement of any of the Funds.

The Trust has entered into an accounting services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting personnel and services. For the six months ended June 29, 2007, Thrivent Asset Mgt. received aggregate fees for accounting personnel and services of $23,502 from the Funds.

The Trust has entered into an agreement with Thrivent Asset Mgt. to provide certain administrative personnel and services to the Funds. For the six months ended June 29, 2007, Thrivent Asset Mgt. received aggregate fees for administrative services of $24,808 from the Funds.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (Thrivent Investor Services) to provide the Funds with transfer agent services. For the six months ended June 29, 2007, Thrivent Investor Services received aggregate fees for transfer agent services of $151,789 from the Funds.

Each Trustee is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The deferred fee liability is an unsecured liability.

Those Trustees not participating in the above plan received $1,916 in fees from the Funds for the six months ended June 29, 2007. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent trustees of the Fund are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of June 29, 2007, tax-basis balances have not been determined.

At December 31, 2006, the following Fund had accumulated net realized capital loss carryovers expiring as follows:

	Capital Loss	Expiration
Fund	Carryover	Year

Diversified Income Plus	$33,965,350	2007
	14,003,544	2008
	12,668,032	2009
	324,797	2011
	—————————
	$ 60,961,723
	===============

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

31

Notes to Financial Statements
June 29, 2007 (unaudited)

(5) DISTRIBUTIONS BY CLASS

Net investment income and net realized gain distributions by class for the Funds were as follows:

	Net Investment	Net Realized
	Income	Gains

Real Estate Securities Fund
Class A Shares
Six months ended June 29, 2007	$316,549	$—
Year ended December 31, 2006	355,518	553,751
Institutional Class Shares
Six months ended June 29, 2007	607,863	—
Year ended December 31, 2006	822,640	1,077,138
Diversified Income Plus Fund
Class A Shares
Six months ended June 29, 2007	3,886,597	—
Period ended December 31, 2006(a)	1,061,942	—
Year ended October 31, 2006	7,897,336	—
Class B Shares
Six months ended June 29, 2007	52,421	—
Period ended December 31, 2006(a)	18,633	—
Year ended October 31, 2006	207,527	—
Institutional Class Shares
Six months ended June 29, 2007	281,946	—
Period ended December 31, 2006(a)	57,908	—
Year ended October 31, 2006	271,664	—

(a) For the period from November 1, 2006, to December 31, 2006.

Distributions from Real Estate Securities Fund to shareholders, by class, for the year ended December 31, 2006, were $66,807 and $128,694 from return of capital for Class A and Institutional Class, respectively.

(6) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities —

For the six months ended June 29, 2007, the cost of purchases and the proceeds from sales of investment securities other than U.S. Government and short-term securities were as follows:

In thousands

Fund	Purchases	Sales

Real Estate Securities Fund	$ 33,744	$ 23,600
Diversified Income Plus Fund	160,008	122,640

Purchases and sales of U.S. Government securities were:
In thousands

Fund	Purchases	Sales

Diversified Income Plus Fund	$ 24,460	$ 16,763

(B) Investments in Restricted Securities — Certain Funds may own restricted securities that were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. Currently no Funds hold such securities. The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities — The Funds may invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts —

The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts — The number of contracts and premium amounts associated with call option contracts written during the six months ended June 29, 2007, were as follows:

Diversified Income Plus Fund

	Number of	Premium
	Contracts	Amount

Balance at January 1, 2007	—	$—
Opened	7	12,188
Closed	—	—
Expired	—	—
Exercised	—	—
	—————————	—————————
Balance at June 29, 2007	7	$ 12,188
	===============	===============

32

Notes to Financial Statements
June 29, 2007 (unaudited)

(7) INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the six months ended June 29, 2007, in Thrivent Money Market Fund, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held	Value	January 1, 2007 –
Fund	Additions	Reductions	June 29, 2007	June 29, 2007	June 29, 2007

Real Estate Securities Fund	$14,345,045	$13,672,572	3,174,047	$3,174,047	$ 54,732
Diversified Income Plus Fund	12,574,400	8,783,066	7,706,512	7,706,512	183,659
Total Value and Dividend Income				$10,880,559	$238,391

A summary of transactions for the six months ended June 29, 2007, in Thrivent Financial Securities Lending Trust, is as follows:

	Gross	Gross	Balance of
	Purchases and	Sales and	Shares Held	Value
Fund	Additions	Reductions	June 29, 2007	June 29, 2007

Real Estate Securities Fund	$80,594,585	$73,592,607	17,397,953	$17,397,953
Diversified Income Plus Fund	83,340,161	114,333,129	7,158,816	7,158,816
Total Value				$24,556,769

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 29, 2007, Diversified Income Plus Fund engaged in purchases and sales of securities of $3,134,013 and $150,150, respectively.

(9) RELATED PARTY TRANSACTIONS

As of June 29, 2007, a related party held 1,183,298, or 19.2%, of Real Estate Securities Fund’s outstanding shares.

33

Notes to Financial Statements
June 29, 2007 (unaudited)

(10) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of the Fund. During the six months ended June 29, 2007, the year and period ended December 31, 2006, and year ended October 31, 2006, transactions in Fund shares were as follows:

		Real Estate Securities Fund

	Class A		Institutional Class

Six Months Ended June 29, 2007	Shares	Amount	Shares	Amount
—————————————————————————	—————————	—————————	—————————	—————————
Sold	709,490	$ 9,930,103	960,172	$ 12,867,603

Dividends and distributions reinvested	23,977	312,512	46,657	605,808

Redeemed	(368,720)	(5,066,947)	(575,503)	(7,846,909)
	—————————	—————————	—————————	—————————
Net change	364,747	$ 5,175,668	431,326	$ 5,626,502
	===============	===============	===============	===============

Year Ended December 31, 2006
—————————————————————————
Sold	936,037	$ 11,367,812	3,125,197	$ 37,459,765

Dividends and distributions reinvested	75,048	963,216	158,329	2,028,641

Capital contribution from adviser	—	31,439	—	49,849

Redeemed	(145,707)	(1,797,728)	(1,175,056)	(14,288,278)
	—————————	—————————	—————————	—————————
Net Change	865,378	$ 10,564,739	2,108,470	$ 25,249,977
	===============	===============	===============	===============

			Diversified Income Plus Fund

	Class A		Class B		Institutional Class

Six Months Ended June 29, 2007	Shares	Amount	Shares	Amount	Shares	Amount
—————————————————————————	—————————	—————————	—————————	—————————	—————————	—————————
Sold	8,282,246	$ 57,599,682	33,189	$ 230,233	956,477	$ 6,659,944

Dividends and distributions reinvested	439,926	3,048,742	6,556	45,413	30,628	211,980

Redeemed	(2,115,927)	(14,723,197)	(65,738)	(457,055)	(126,124)	(875,981)
	—————————	—————————	—————————	—————————	—————————	—————————
Net Change	6,606,245	$ 45,925,227	(25,993)	$ (181,409)	860,981	$ 5,995,943
	===============	===============	===============	===============	===============	===============

Period Ended December 31, 2006 (a)
—————————————————————————
Sold	2,202,970	$ 15,030,302	12,953	$ 87,907	169,013	$ 1,152,549

Dividends and distributions reinvested	117,547	806,470	2,263	15,526	5,788	39,714

Redeemed	(584,365)	(3,987,392)	(26,614)	(181,048)	(24,148)	(163,649)
	—————————	—————————	—————————	—————————	—————————	—————————
Net Change	1,736,152	$ 11,849,380	(11,398)	$ (77,615)	150,653	$ 1,028,614
	===============	===============	===============	===============	===============	===============

Year Ended October 31, 2006
—————————————————————————
Sold	4,306,685	$ 28,014,839	17,526	$ 113,372	610,182	$ 3,981,168

Dividends and distributions reinvested	857,313	5,538,631	24,164	155,968	24,610	159,237

Redeemed	(6,139,059)	(39,536,691)	(227,488)	(1,463,782)	(437,305)	(2,835,896)
	—————————	—————————	—————————	—————————	—————————	—————————
Net Change	(975,061)	$ (5,983,221)	(185,798)	$ (1,194,442)	197,487	$ 1,304,509
	===============	===============	===============	===============	===============	===============

(a) For the period from November 1, 2006 through December 31, 2006

34

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35

	Thrivent Mutual Funds										Thrivent Mutual Funds
	Financial Highlights										Financial Highlights — continued

F O R A S H A R E O U T S T A N D I N G T H R O U G H O U T E A C H P E R I O D(a)								R A T I O S / S U P P L E M E N T A L D A T A

														Ratios to Average
														Net Assets Before Expenses
						Less Distributions						Ratios to Average Net		Waived, Credited or Paid
		Income from Investment Operations				from						Assets(d)		Directly(d)

	Net Asset		Net Realized			Net			Net Asset
	Value,	Net	and Unrealized	Total from	Net	Realized			Value,		Net Assets		Net		Net	Portfolio
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Gain on	Return of	Total	End of	Total	End of Period		Investment		Investment	Turnover
	of Period	Income/(Loss)	Investments(b)	Operations	Income	Investments	Capital	Distributions	Period	Return(c)	(in millions)	Expenses	Income/(Loss)	Expenses	Income (Loss)	Rate

REAL ESTATE SECURITIES FUND
Class A Shares
Six Months Ended 6/29/2007 (unaudited)	$13.34	$0.12	$(0.92)	$(0.80)	$(0.15)	$—	$—	$(0.15)	$12.39	(6.08)%	$27.1	0.99%	1.88%	1.53%	1.33%	32%
Year Ended 12/31/2006	10.42	0.23	3.30	3.53	(0.26)	(0.31)	(0.04)	(0.61)	13.34	34.27%	24.3	0.48%	2.01%	1.60%	0.89%	70%
Period Ended 12/31/2005 (e)	10.00	0.11	0.48	0.59	(0.11)	(0.04)	(0.02)	(0.17)	10.42	5.90%	10.0	1.06%	2.30%	2.30%	1.07%	16%
Institutional Class Shares
Six Months Ended 6/29/2007 (unaudited)	13.35	0.14	(0.92)	(0.78)	(0.17)	—	—	(0.17)	12.40	(5.91)%	49.3	0.63%	2.22%	0.99%	1.87%	32%
Year Ended 12/31/2006	10.42	0.31	3.29	3.60	(0.32)	(0.31)	(0.04)	(0.67)	13.35	34.96%	47.3	0.00%	2.51%	1.06%	1.45%	70%
Period Ended 12/31/2005 (e)	10.00	0.12	0.49	0.61	(0.13)	(0.04)	(0.02)	(0.19)	10.42	6.11%	14.9	0.31%	3.34%	1.61%	2.04%	16%

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Six Months Ended 6/29/2007 (unaudited)	6.88	0.16	(0.09)	0.07	(0.16)	—	—	(0.16)	6.79	1.02%	181.8	0.91%	5.05%	1.09%	4.87%	85%
Period Ended 12/31/2006 (f)	6.70	0.05	0.18	0.23	(0.05)	—	—	(0.05)	6.88	3.50%	138.8	1.08%	4.80%	1.25%	4.63%	16%
Year Ended 10/31/2006	6.41	0.43	0.29	0.72	(0.43)	—	—	(0.43)	6.70	11.77%	123.4	0.98%	6.66%	1.15%	6.49%	170%
Year Ended 10/31/2005	6.71	0.46	(0.27)	0.19	(0.49)	—	—	(0.49)	6.41	2.91%	124.3	0.95%	6.99%	1.13%	6.82%	57%
Period Ended 10/31/2004 (g)	6.54	0.22	0.18	0.40	(0.23)	—	—	(0.23)	6.71	6.32%	138.9	1.07%	6.82%	1.14%	6.75%	55%
Year Ended 4/30/2004	6.27	0.46	0.28	0.74	(0.47)	—	—	(0.47)	6.54	12.08%	135.1	1.10%	6.98%	1.10%	6.98%	91%
Year Ended 4/30/2003	6.19	0.50	0.08	0.58	(0.50)	—	—	(0.50)	6.27	10.59%	117.4	0.93%	8.72%	1.03%	8.62%	103%
Year Ended 4/30/2002	6.76	0.54	(0.56)	(0.02)	(0.55)	—	—	(0.55)	6.19	(0.26)%	118.6	1.00%	8.41%	1.17%	8.24%	72%
Class B Shares
Six Months Ended 6/29/2007 (unaudited)	6.88	0.14	(0.11)	0.03	(0.12)	—	—	(0.12)	6.79	0.46%	2.8	2.06%	3.89%	2.24%	3.72%	85%
Period Ended 12/31/2006 (f)	6.70	0.04	0.18	0.22	(0.04)	—	—	(0.04)	6.88	3.32%	3.0	2.17%	3.77%	2.34%	3.60%	16%
Year Ended 10/31/2006	6.41	0.37	0.29	0.66	(0.37)	—	—	(0.37)	6.70	10.64%	3.0	2.01%	5.75%	2.18%	5.58%	170%
Year Ended 10/31/2005	6.72	0.40	(0.28)	0.12	(0.43)	—	—	(0.43)	6.41	1.74%	4.1	1.95%	6.02%	2.12%	5.85%	57%
Period Ended 10/31/2004 (g)	6.54	0.19	0.19	0.38	(0.20)	—	—	(0.20)	6.72	5.95%	5.9	2.05%	5.84%	2.11%	5.78%	55%
Year Ended 4/30/2004	6.27	0.40	0.28	0.68	(0.41)	—	—	(0.41)	6.54	11.06%	6.1	2.01%	6.07%	2.01%	6.07%	91%
Year Ended 4/30/2003	6.19	0.45	0.08	0.53	(0.45)	—	—	(0.45)	6.27	9.61%	6.0	1.84%	7.81%	2.01%	7.64%	103%
Year Ended 4/30/2002	6.76	0.49	(0.56)	(0.07)	(0.50)	—	—	(0.50)	6.19	(1.02)%	8.2	1.74%	7.67%	1.93%	7.48%	72%
Institutional Class Shares
Six Months Ended 6/29/2007 (unaudited)	6.88	0.17	(0.08)	0.09	(0.18)	—	—	(0.18)	6.79	1.27%	12.7	0.53%	5.44%	0.71%	5.26%	85%
Period Ended 12/31/2006 (f)	6.70	0.05	0.19	0.24	(0.06)	—	—	(0.06)	6.88	3.59%	7.0	0.66%	5.15%	0.83%	4.98%	16%
Year Ended 10/31/2006	6.41	0.45	0.30	0.75	(0.46)	—	—	(0.46)	6.70	12.29%	5.8	0.54%	6.84%	0.72%	6.66%	170%
Year Ended 10/31/2005	6.71	0.49	(0.27)	0.22	(0.52)	—	—	(0.52)	6.41	3.36%	4.3	0.50%	7.42%	0.67%	7.25%	57%
Period Ended 10/31/2004 (g)	6.54	0.24	0.18	0.42	(0.25)	—	—	(0.25)	6.71	6.56%	4.3	0.61%	7.28%	0.68%	7.21%	55%
Year Ended 4/30/2004	6.27	0.48	0.29	0.77	(0.50)	—	—	(0.50)	6.54	12.56%	3.8	0.67%	7.41%	0.67%	7.41%	91%
Year Ended 4/30/2003	6.19	0.51	0.09	0.60	(0.52)	—	—	(0.52)	6.27	10.88%	3.3	0.67%	8.98%	0.67%	8.98%	103%
Year Ended 4/30/2002	6.76	0.56	(0.57)	(0.01)	(0.56)	—	—	(0.56)	6.19	0.05%	2.7	0.68%	8.73%	0.68%	8.73%	72%

(a) All per share amounts have been rounded to the nearest cent.								(d) Computed on an annualized basis for periods less than one year.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of								(e) Since inception, June 30, 2005.
fund shares.								(f) For the period from November 1, 2006 to December 31, 2006.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.								(g) For the period from May 1, 2004 to October 31, 2004.

The accompanying Notes to Financial Statements are an integral part of this schedule.								The accompanying Notes to Financial Statements are an integral part of this schedule.

36								37

Additional Information
(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

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We're Listening to You!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

24042SAR R8-07

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The applicable Schedule of Investments are included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 24, 2007	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: August 24, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer